Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	4 Months Ended
Dec. 31, 2014 Segment
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, estimated useful life	3 years
Impairment losses on long-lived assets	$ 0
Number of operating segment	1
Restricted Stock [Member]
Summary Of Significant Accounting Policies [Line Items]
Stock awards, vesting period	4 years
Equity Option [Member]
Summary Of Significant Accounting Policies [Line Items]
Potentially dilutive securities, excluded from the calculation of diluted net loss per share due to the anti-dilutive effect of the securities	9,065,748
Convertible Debt Securities [Member]
Summary Of Significant Accounting Policies [Line Items]
Principal of outstanding convertible promissory notes	$ 2,500,000